UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2018

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West International Value Fund
(formerly Great-West MFS International Value Fund)
(Institutional Class, Investor Class and Class L)
Annual Report
December 31, 2018
On June 5, 2018 the Securities and Exchange Commission adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact (866) 345-5954 or make elections online at www.fundreports.com to let the Fund know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
Effective April 27, 2018, Lazard Asset Management LLC (“Lazard”), joined Massachusetts Financial Services Company (“MFS”) as a sub-adviser to the Great-West International Value Fund.
For the twelve month period ended December 31, 2018, the Great-West International Value Fund (Institutional Class shares) returned -15.30%, relative to a -14.78% return for the MSCI EAFE Value Index and a -13.79% return for the MSCI EAFE Index.
LSV Commentary
Since April 2018, the LSV sub-advised portion of the Fund and market has been in a sharp decline. Macro events in the global economy have impacted stock returns and there has been a dislocation between individual stock financial performance and overall market moves. Stock markets have been trading based on fear over trade and tariffs, over Brexit issues and a struggling Italian economy, over wild swings in oil prices, over political wrangling and slowing economic data. The portion of the Fund sub-advised by LSV has declined 19.7% since being added to the Fund in April 2018 versus a decline of 15.9% for the MSCI EAFE Value Index and 14.5% for the MSCI EAFE Index over the same time frame.
LSV’s focus on cheaper stocks has been the biggest reason for the relative underperformance in 2018. Companies that trade in the cheapest quintile based on earnings or book value lagged the market during the period and LSV’s sub-advised portion of the Fund trades at a valuation discount relative to the EAFE Index and the EAFE Value Index. The LSV sub-advised portion of the Fund is also well diversified and has a smaller capitalization bias than the benchmarks which are capitalization weighted (the largest stocks get the largest weight). By focusing on where the best values are with the stock selection model, many of the highest rated stocks are smaller companies and that was also a detractor in the calendar year for LSV.
LSV started in 1994 and has been managing quantitative value portfolios across world markets for many years. The firm was founded based on years of academic research that is based on behavioral tendencies of investors and on analyzing financial statements to identify healthy cheap stocks. LSV believes that investors extrapolate past performance too far into the future and that they are slow to change their mindset about a company. That is why there are glamour stocks and cheap stocks in all markets around the world. LSV uses a rules based, quantitative discipline to rank stocks by country based on their current cheapness and near term appreciation potential. This combination of value and momentum is continually refined and improved by the research team at LSV and international portfolios are constructed so that the overall portfolio has attractive fundamentals and good diversification. LSV will attempt to buy the most attractive stocks in each market in the benchmark based on their model rankings and there will be some limited industry and sector exposures relative to the Index but no significant country deviations. The bottom-up stock selection model remains fully-invested and the portfolios will have a discount compared to the benchmark in most valuation metrics.
MFS Commentary
During 2018, the U.S. Federal Reserve raised interest rates by 100 basis points, bringing the total number of rate hikes to nine since the central bank began to normalize monetary policy in late 2015. Economic growth rates in the U.S., Eurozone and Japan remained above trend, despite a slowing in global growth, particularly toward the end of the period. Inflation remained contained particularly outside the U.S. Late in 2018 the European Central Bank halted its asset purchase program but issued forward guidance that it does not expect to raise interest rates at least until after the summer of 2019. The Bank of England (once) and the Bank of Canada (three times) each raised rates during the period. The European political backdrop became a bit more volatile, late in the period, spurred by concerns over cohesion in the Eurozone after the election of an anti-establishment, Eurosceptic coalition government in Italy and widespread protests over stagnant wage growth in France.
Bond yields rose in the U.S. during 2018, but remained low by historical standards and slipped from their highs, late in the period, as market volatility increased. Yields in many developed markets fell. Outside of emerging markets, where spreads and currencies came under pressure, credit spreads remained quite tight until the end of the period, when thinner liquidity, lower oil prices, and concerns over high degrees of corporate leverage emerged. Growing concern over increasing global trade friction appeared to have weighed on business sentiment during the second half of 2018, especially outside the U.S. Tighter financial conditions from rising U.S. rates and a strong dollar, combined with trade uncertainty, helped expose structural weaknesses in several emerging markets in the second half of the period.
Volatility increased at the end of 2018 amid signs of slowing global economic growth and increasing trade tensions, which prompted a market setback shortly after U.S. markets set record highs in September. It was the second such equity market decline during the reporting period. The correction came despite a third consecutive quarter of strong growth in U.S. earnings per share. Strong earnings growth, combined with the market decline, brought U.S. equity valuations down from elevated levels, earlier in the period, to multiples more in line with long-term averages. While the U.S. economy held up better than most, global economic growth became less synchronized during the period, with Europe and China showing signs of a slowdown and some emerging markets coming under stress.
An underweight position in the poor-performing financials sector was a primary factor that benefited performance relative to the MSCI EAFE Value Index. However, there were no individual stocks within this sector that were among the MFS sub-advised portion of the Fund's top relative contributors during the reporting period.
Security selection in both the consumer staples and information technology sectors also lifted relative returns. Within the consumer staples sector, the MFS sub-advised portion of the Fund's holdings of household and industrial products manufacturer Kao (Japan), premium drinks distributer Diageo (United Kingdom), wine and alcoholic beverage producer Pernod Ricard (France) and Japanese beverage manufacturer ITO EN, as well as its overweight position in global food company Nestle, boosted relative results. Within the information technology sector, holding shares of integrated circuits and electronic devices developer Cadence Design Systems contributed to relative performance.
Elsewhere, holdings of flavors and fragrances company Givaudan (Switzerland) and medical electronic equipment manufacturer Nihon Kohden (Japan), and an overweight position in real estate company Deutsche Wohnen (Germany), also supported relative results.
The MFS sub-advised portion of the Fund’s cash and/or cash equivalents position during the period was also a contributor to relative performance. Under normal market conditions, the portion of the Fund sub-advised by MFS strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets declined, as measured by the Fund's benchmark, holding cash benefited performance versus the benchmark, which has no cash position.

During the twelve months ended December 31, 2018, the MFS sub-advised portion of the Fund's relative currency exposure, resulting primarily from differences between the MFS sub-advised portion of the Fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was a positive factor that aided relative performance. All of our investment decisions are driven by the fundamentals of each individual opportunity and as such, it is common for our portfolios to have different currency exposures than the benchmark.
Underweight positions and stock selection in both the energy and health care sectors were areas of weakness that weighed on relative performance during the reporting period. Notably, and within the energy sector, not holding shares of global energy and petrochemicals company Royal Dutch Shell (United Kingdom) and integrated oil company Total (France) detracted from relative returns as both stocks outperformed the benchmark. Within the health care sector, not holding pharmaceutical companies Novartis (Switzerland), GlaxoSmithKline (United Kingdom) and Sanofi (France), as well as the MFS sub-advised portion of the Fund's position in shares of dental and oral health products manufacturer Dentsply Sirona, hindered relative returns.
Not holding a position in the strong-performing utilities sector further weakened relative performance. There were no individual stocks within this sector that were among the MFS sub-advised portion of the Fund's top relative detractors.
Stocks in other sectors that further dampened relative results included holding shares of poor-performing mechanical engineering firm GEA Group (Germany), automation component and systems manufacturer OMRON (Japan), wiring devices and cable systems manufacturer Legrand (France) and semiconductor and system solutions provider Infineon Technologies (Germany).
The views and opinions in this report were current as of December 31, 2018 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2018 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	-15.30%	N/A	2.56%
Investor Class	-15.57%	3.58%	9.70%
Class L	-15.91%	3.22%	4.76%
(a) Class L inception date was April 30, 2013.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2018 (unaudited)
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	29.67%
Financial	17.22
Industrial	11.47
Consumer, Cyclical	10.27
Technology	9.90
Basic Materials	7.51
Energy	4.61
Communications	3.44
Utilities	1.44
Diversified	0.08
Short Term Investments	4.39
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2018 to December 31, 2018).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/30/18)	(12/31/18)	(06/30/18–12/31/18)
Institutional Class
Actual	$1,000.00	$ 889.50	$3.40
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$3.62
Investor Class
Actual	$1,000.00	$ 887.90	$5.07
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.40
Class L
Actual	$1,000.00	$ 885.70	$6.31
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.72
* Expenses are equal to the Fund's annualized expense ratio of 0.71% for the Institutional Class, 1.06% for the Investor Class and 1.32% for the Class L shares, multiplied by the average account value over the period, multiplied by 185/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND (FORMERLY GREAT-WEST MFS INTERNATIONAL VALUE FUND)
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
COMMON STOCK
Basic Materials — 7.67%
161,400	Anglo American PLC(a)	$ 3,608,600
28,900	Arkema SA	2,481,015
54,200	BASF SE	3,775,232
230,500	BlueScope Steel Ltd	1,778,103
80,800	Boliden AB(b)	1,750,856
66,240	Brenntag AG	2,891,325
54,200	Covestro AG(c)	2,684,230
22,290	Croda International PLC	1,330,895
47,600	Dowa Holdings Co Ltd(b)	1,424,706
80,500	Evonik Industries AG	2,009,376
7,128	Givaudan SA	16,527,481
631,768	Highland Gold Mining Ltd	1,146,479
114,100	JFE Holdings Inc	1,817,423
55,400	Kaneka Corp	1,984,005
108,100	Kansai Paint Co Ltd	2,076,309
710,000	Kingboard Holdings Ltd	1,894,098
121,600	Mitsubishi Gas Chemical Co Inc	1,821,519
120,900	Mitsui Chemicals Inc	2,729,466
72,600	Rio Tinto Ltd	4,018,118
634,700	St Barbara Ltd	2,102,344
507,000	Sumitomo Chemical Co Ltd	2,455,256
93,254	Symrise AG	6,909,483
156,700	Teijin Ltd	2,500,918
66,300	UPM-Kymmene Oyj	1,678,308
		73,395,545
Communications — 3.52%
684,300	BT Group PLC	2,080,243
550,200	KDDI Corp	13,146,985
160,800	Nippon Telegraph & Telephone Corp	6,560,531
331,300	Orange SA	5,368,978
296,000	Telefonica SA	2,491,553
83,157	Thomson Reuters Corp	4,015,939
		33,664,229
Consumer, Cyclical — 9.81%
42,400	Aisin Seiki Co Ltd	1,457,541
10,500	Autoneum Holding AG(a)(b)	1,579,441
410,400	Barratt Developments PLC	2,420,314
29,200	Bayerische Motoren Werke AG	2,368,272
39,608	Bunzl PLC	1,195,610
48,037	Cie Financiere Richemont SA	3,097,792
20,500	Cie Generale des Etablissements Michelin SCA	2,017,755
485,855	Compass Group PLC	10,221,639
73,300	Daimler AG	3,864,008
35,400	Daiwabo Holdings Co Ltd(b)	1,638,465
89,000	Deutsche Lufthansa AG	2,009,938
599,400	Dixons Carphone PLC	917,667
60,100	EDION Corp	591,647
85,811	Electrolux AB Class B	1,808,787
1,700,100	Esprit Holdings Ltd(a)(b)	339,561
35,500	Faurecia SA	1,339,463
132,100	Finnair OYJ(b)	1,073,395
Shares		Fair Value
Consumer, Cyclical — (continued)
289,100	Greene King PLC	$ 1,945,415
553,200	Harvey Norman Holdings Ltd(a)	1,231,355
204,100	Inchcape PLC	1,434,905
440,100	International Consolidated Airlines Group SA	3,119,380
296,300	ITOCHU Corp	5,031,999
56,500	Japan Airlines Co Ltd	2,002,421
157,600	JTEKT Corp	1,743,020
38,900	Kaufman & Broad SA	1,488,100
1,038,600	Kingfisher PLC	2,729,466
79,300	Kohnan Shoji Co Ltd	1,914,687
5,079	LVMH Moet Hennessy Louis Vuitton SE	1,487,010
346,800	Marubeni Corp	2,433,326
35,700	Next PLC	1,817,277
369,400	Nissan Motor Co Ltd	2,954,949
579,600	Qantas Airways Ltd	2,364,491
305,600	Redrow PLC	1,913,413
32,900	Renault SA	2,049,447
38,291	Ryanair Holdings PLC Sponsored ADR(b)	2,731,680
204,900	Sumitomo Corp	2,907,279
80,800	USS Co Ltd	1,355,695
375,200	Volvo AB Class B	4,912,891
136,700	Yamaha Motor Co Ltd	2,668,889
50,600	Yokohama Rubber Co Ltd	946,340
856,000	Yue Yuen Industrial Holdings Ltd	2,740,307
		93,865,037
Consumer, Non-Cyclical — 28.66%
36,700	Adecco Group AG	1,724,989
52,800	Arcs Co Ltd	1,175,774
212,400	Babcock International Group PLC	1,324,528
30,712	Bayer AG	2,135,984
570,320	Brambles Ltd	4,080,437
39,868	British American Tobacco PLC	1,268,307
172,000	Britvic PLC	1,750,693
168	Chocoladefabriken Lindt & Spruengli AG	1,043,930
420,400	Coca-Cola Amatil Ltd	2,424,689
181,883	Colgate-Palmolive Co	10,825,676
148,757	Danone SA	10,484,793
66,786	DENTSPLY SIRONA Inc	2,485,107
356,264	Diageo PLC	12,728,604
189,926	Experian PLC	4,602,964
10,700	Ezaki Glico Co Ltd(b)	543,245
485,500	GlaxoSmithKline PLC	9,251,428
93,142	Heineken NV	8,232,533
32,600	Heiwado Co Ltd	744,012
13,600	Imperial Brands PLC	412,697
82,074	Intertek Group PLC	5,022,118
146,600	Ito En Ltd	6,558,497
524,500	J Sainsbury PLC	1,772,404
86,400	Japan Tobacco Inc	2,052,959
165,700	Kao Corp	12,264,722
61,463	Kerry Group PLC Class A(a)	6,086,238

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND (FORMERLY GREAT-WEST MFS INTERNATIONAL VALUE FUND)
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
91,600	Kobayashi Pharmaceutical Co Ltd	$ 6,211,912
249,600	Koninklijke Ahold Delhaize NV	6,305,451
10,200	Kose Corp	1,602,194
258,480	Leroy Seafood Group ASA	1,967,158
39,488	L'Oreal SA	9,035,826
716,900	Metcash Ltd(a)	1,238,173
131,100	METRO AG(a)	2,017,253
293,074	Nestle SA	23,786,703
60,700	NH Foods Ltd	2,281,837
170,200	Nihon Kohden Corp	5,549,074
22,700	Nissin Foods Holdings Co Ltd	1,422,308
87,894	Pernod Ricard SA	14,425,228
67,600	Prima Meat Packers Ltd	1,210,926
46,200	Randstad NV	2,118,270
162,014	Reckitt Benckiser Group PLC	12,404,373
163,102	RELX PLC	3,362,189
271,462	Rentokil Initial PLC	1,167,482
56,212	Roche Holding AG	13,955,127
114,900	Rohto Pharmaceutical Co Ltd	3,136,216
100,600	Sanofi	8,727,050
397,600	Santen Pharmaceutical Co Ltd	5,736,677
91,500	Scandinavian Tobacco Group A/S(c)	1,102,712
81,600	Secom Co Ltd	6,768,766
3,092	SGS SA	6,960,162
55,200	Sohgo Security Services Co Ltd	2,579,091
438,200	Spire Healthcare Group PLC(c)	607,957
87,400	Terumo Corp	4,929,808
161,700	Toyo Suisan Kaisha Ltd	5,630,895
50,000	UCB SA	4,083,834
3,791,500	WH Group Ltd(c)	2,912,051
		274,234,031
Diversified — 0.09%
408,000	NWS Holdings Ltd	837,776
Energy — 4.71%
1,741,000	Beach Energy Ltd	1,644,915
945,400	BP PLC	5,975,921
31,208	Core Laboratories NV(a)	1,861,869
43,400	OMV AG	1,895,415
220,997	Petrofac Ltd	1,341,203
305,700	Repsol SA(a)(b)	4,914,762
467,400	Royal Dutch Shell PLC Class B	13,971,103
189,000	Total SA	9,968,837
6,184,000	Xinyi Solar Holdings Ltd	2,180,533
351,700	Z Energy Ltd	1,297,379
		45,051,937
Financial — 17.60%
49,100	Aareal Bank AG	1,516,067
160,100	ABN AMRO Group NV(c)	3,767,453
23,000	Allianz SE	4,621,976
75,900	ASR Nederland NV	3,003,287
Shares		Fair Value
Financial — (continued)
126,400	Australia & New Zealand Banking Group Ltd	$ 2,184,024
417,300	Aviva PLC	1,996,666
386,200	Bank Leumi Le-Israel BM	2,334,584
387,400	Bank of Ireland Group PLC	2,154,614
53,900	BNP Paribas SA	2,434,167
231,900	Chiba Bank Ltd	1,291,795
103,000	CNP Assurances	2,186,334
531,100	CYBG PLC(b)	1,225,939
133,100	Dai-ichi Life Holdings Inc	2,066,995
208,500	Daiwa Securities Group Inc	1,058,270
267,561	Deutsche Wohnen SE	12,227,759
344,972	DNB ASA	5,537,375
8,201	Fairfax Financial Holdings Ltd	3,610,194
99,200	Fukuoka Financial Group Inc	2,011,134
466,900	Gunma Bank Ltd	1,942,651
227,200	Hachijuni Bank Ltd	927,962
3,800	Helvetia Holding AG	2,222,286
175,089	Hiscox Ltd	3,616,596
129,007	IG Group Holdings PLC	937,087
88,485	Jardine Lloyd Thompson Group PLC	2,131,598
33,244	Julius Baer Group Ltd	1,184,701
28,852	Jyske Bank A/S	1,044,578
434,500	Kerry Properties Ltd	1,482,986
34,622	LEG Immobilien AG	3,612,111
1,563,800	Legal & General Group PLC	4,605,536
312,800	Leopalace21 Corp(b)	1,240,215
6,147,900	Lloyds Banking Group PLC	4,051,795
38,600	Macquarie Group Ltd	2,956,603
382,680	Mebuki Financial Group Inc	1,012,035
169,300	Mediobanca Banca di Credito Finanziario SpA	1,432,523
354,000	Mitsubishi UFJ Lease & Finance Co Ltd	1,696,731
730,500	Natixis SA	3,445,397
22,598	Nedbank Group Ltd(b)	430,999
805,100	Nomura Holdings Inc	3,051,013
284,800	Nordea Bank Abp(b)	2,397,503
340,700	North Pacific Bank Ltd	908,642
515,000	Old Mutual Ltd	800,180
245,900	ORIX Corp	3,593,072
475,466	Quilter PLC(c)	716,784
702,000	Resona Holdings Inc	3,367,131
524,000	Senshu Ikeda Holdings Inc	1,430,669
89,600	Shinoken Group Co Ltd(a)	555,365
53,400	Societe Generale SA	1,693,025
40,100	Sompo Holdings Inc	1,362,201
99,800	Sumitomo Mitsui Financial Group Inc	3,289,914
460,631	Svenska Handelsbanken AB Class A	5,124,831
17,100	Swiss Life Holding AG	6,600,082
71,800	Swiss Re AG	6,605,625
106,958	Sydbank A/S(a)	2,550,462
132,441	TAG Immobilien AG	3,016,585
692,034	UBS Group AG	8,631,908
1,373,800	UnipolSai Assicurazioni SpA(a)	3,110,455
265,300	United Overseas Bank Ltd	4,799,274

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND (FORMERLY GREAT-WEST MFS INTERNATIONAL VALUE FUND)
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
Financial — (continued)
211,604	Vonovia SE	$ 9,538,889
		168,346,633
Industrial — 11.72%
62,100	AGC Inc	1,930,252
450,000	BAE Systems PLC	2,631,412
46,893	Bekaert SA(a)	1,130,345
91,300	bpost SA(a)	837,103
96,100	Brother Industries Ltd	1,422,404
1,834,000	China Resources Cement Holdings Ltd	1,653,782
69,600	Cie de Saint-Gobain	2,310,479
43,100	Dfds A/S(a)(b)	1,739,461
7,100	Disco Corp	825,507
304,800	Fujikura Ltd	1,208,267
132,668	GEA Group AG	3,415,631
5,287	Geberit AG	2,058,867
264,173	Halma PLC	4,598,634
45,379	Hirose Electric Co Ltd	4,439,605
105,400	Hitachi Ltd	2,794,181
394,938	IMI PLC	4,753,572
133,000	Japan Aviation Electronics Industry Ltd	1,530,575
92,700	JM AB(a)(b)	1,815,839
107,600	Kitz Corp(a)	836,728
166,200	Kloeckner & Co SE	1,147,274
2,319,000	Lee & Man Paper Manufacturing Ltd	1,962,557
134,960	Legrand SA	7,629,630
185,600	LendLease Group	1,520,473
30,900	Leoni AG(a)	1,080,401
93,500	MISUMI Group Inc	1,969,743
232,500	Mitsubishi Electric Corp	2,563,916
73,400	Nippon Electric Glass Co Ltd	1,798,268
40,121	Nordson Corp	4,788,441
536,200	NTN Corp	1,540,862
115,400	Omron Corp	4,183,468
222,917	Royal Mail PLC	773,435
10,369	Schindler Holding AG	2,058,797
129,139	Schneider Electric SE	8,759,670
25,400	Siemens AG	2,834,684
92,300	Signify NV(c)	2,159,224
12,788	Sika AG	1,624,378
221,400	SKF AB Class B	3,364,979
10,500	SMC Corp	3,161,263
119,700	Sodick Co Ltd	749,880
103,981	Spectris PLC	3,020,454
71,388	Spirax-Sarco Engineering PLC	5,677,638
34,200	Tsubakimoto Chain Co	1,118,471
62,936	Wartsila Oyj Abp	1,004,646
1,570,000	Xinyi Glass Holdings Ltd	1,734,302
112,800	Yokogawa Electric Corp	1,947,193
		112,106,691
Technology — 10.12%
166,104	Amadeus IT Group SA	11,557,125
104,187	Analog Devices Inc	8,942,370
Shares		Fair Value
Technology — (continued)
48,334	ANSYS Inc(b)	$ 6,908,862
297,345	Cadence Design Systems Inc(b)	12,928,561
29,075	Check Point Software Technologies Ltd(b)	2,984,549
60,549	Dassault Systemes SE	7,192,008
18,830	Descartes Systems Group Inc(b)	496,957
309,874	Infineon Technologies AG	6,204,201
275,400	Konica Minolta Inc	2,478,993
129,057	Nomura Research Institute Ltd	4,785,777
41,800	Nova Measuring Instruments Ltd(a)(b)	944,613
3,055	NVIDIA Corp	407,843
63,800	Obic Co Ltd	4,924,626
2,174,000	PAX Global Technology Ltd(b)	784,743
64,669	Samsung Electronics Co Ltd	2,251,239
33,386	SAP SE	3,313,553
314,097	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	11,593,320
54,025	Texas Instruments Inc	5,105,363
11,300	Tokyo Electron Ltd	1,272,090
39,800	Ulvac Inc	1,149,023
46,597	WiseTech Global Ltd	555,527
		96,781,343
Utilities — 1.47%
1,307,800	A2A SpA	2,358,588
1,233,200	Enel SpA	7,149,170
571,500	Iberdrola SA(b)	4,589,084
		14,096,842
TOTAL COMMON STOCK — 95.37% (Cost $1,009,525,526)		$912,380,064
PREFERRED STOCK
Consumer, Cyclical — 0.68%
240,113	Schaeffler AG(b)	2,045,411
28,000	Volkswagen AG	4,464,762
		6,510,173
Consumer, Non-Cyclical — 1.65%
18,100	Draegerwerk AG & Co KGaA(a)	963,945
135,861	Henkel AG & Co KGaA	14,839,980
		15,803,925
TOTAL PREFERRED STOCK — 2.33% (Cost $28,261,530)		$ 22,314,098

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND (FORMERLY GREAT-WEST MFS INTERNATIONAL VALUE FUND)
Schedule of Investments
As of December 31, 2018
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.59%
$15,200,000	Federal Home Loan Bank 2.13%, 01/02/2019	$ 15,199,113
Repurchase Agreements — 2.89%
6,586,808	Undivided interest of 11.85% in a repurchase agreement (principal amount/value $55,684,707 with a maturity value of $55,694,050) with RBC Capital Markets Corp, 3.02%, dated 12/31/18 to be repurchased at $6,586,808 on 1/2/19 collateralized by various U.S. Government Agency securities, 3.00% - 7.00%, 10/1/25 - 10/20/48, with a value of $56,798,401.(d)	6,586,808
6,586,808	Undivided interest of 13.74% in a repurchase agreement (principal amount/value $48,041,561 with a maturity value of $48,049,301) with Bank of Montreal, 2.90%, dated 12/31/18 to be repurchased at $6,586,808 on 1/2/19 collateralized by various U.S. Government Agency securities, 3.00% - 4.00%, 4/20/46 - 11/1/48, with a value of $49,002,392.(d)	6,586,808
6,586,808	Undivided interest of 18.23% in a repurchase agreement (principal amount/value $36,206,342 with a maturity value of $36,212,376) with Merrill Lynch, Pierce, Fenner & Smith, 3.00%, dated 12/31/18 to be repurchased at $6,586,808 on 1/2/19 collateralized by various U.S. Government Agency securities, 2.73% - 5.50%, 1/1/34 - 1/1/49, with a value of $36,930,469.(d)	6,586,808
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 6,586,808	Undivided interest of 19.52% in a repurchase agreement (principal amount/value $33,818,901 with a maturity value of $33,824,537) with TD Securities (USA) Inc, 3.00%, dated 12/31/18 to be repurchased at $6,586,808 on 1/2/19 collateralized by Federal National Mortgage Association securities, 3.50% - 4.50%, 6/1/47 - 8/1/48, with a value of $34,495,279.(d)	$ 6,586,808
1,380,944	Undivided interest of 52.22% in a repurchase agreement (principal amount/value $2,651,249 with a maturity value of $2,651,684) with Scotia Capital (USA) Inc, 2.95%, dated 12/31/18 to be repurchased at $1,380,944 on 1/2/19 collateralized by U.S. Treasury securities, 0.00% - 8.75%, 1/8/19 - 9/9/49, with a value of $2,704,718.(d)	1,380,944
		27,728,176
SHORT TERM INVESTMENTS — 4.48% (Cost $42,927,289)		$ 42,927,289
TOTAL INVESTMENTS — 102.18% (Cost $1,080,714,345)		$977,621,451
OTHER ASSETS & LIABILITIES, NET — (2.18)%		$ (20,903,490)
TOTAL NET ASSETS — 100.00%		$956,717,961

(a)	All or a portion of the security is on loan at December 31, 2018.
(b)	Non-income producing security.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
At December 31, 2018, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation
GS	USD	1,993,368	JPY	217,012,000	February 22, 2019	$4,655
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND (FORMERLY GREAT-WEST MFS INTERNATIONAL VALUE FUND)
Schedule of Investments
As of December 31, 2018
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation
SSB	USD	21,668,722	JPY	2,359,453,000	February 22, 2019	$46,524
					Net Appreciation	$51,179
Counterparty Abbreviations:
GS	Goldman Sachs
SSB	State Street Bank
Currency Abbreviations
JPY	Japanese Yen
USD	U.S. Dollar
Summary of Investments by Country as of December 31, 2018.
Country	Fair Value	Percentage of Fund Investments
Japan	$213,999,175	21.89%
United Kingdom	140,012,839	14.32
Germany	105,508,329	10.79
France	104,524,212	10.69
Switzerland	99,662,269	10.20
United States	95,319,512	9.75
Netherlands	41,419,191	4.24
Australia	24,081,134	2.46
Spain	23,552,524	2.41
Sweden	21,175,687	2.17
Hong Kong	16,342,162	1.67
Italy	14,050,737	1.44
Taiwan	11,593,320	1.19
Ireland	10,972,532	1.12
Canada	8,123,089	0.83
Norway	7,504,533	0.77
Denmark	6,437,213	0.66
Israel	6,263,746	0.64
Belgium	6,051,283	0.62
Singapore	4,799,274	0.49
Finland	3,756,349	0.38
Bermuda	3,616,596	0.37
South Korea	2,251,239	0.23
China	2,180,533	0.22
Austria	1,895,415	0.19
New Zealand	1,297,379	0.13
South Africa	1,231,179	0.13
Total	$977,621,451	100.00%
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2018
Great-West International Value Fund (formerly Great-West MFS International Value Fund)
ASSETS:
Investments in securities, fair value (including $21,496,567 of securities on loan)(a)	$949,893,275
Repurchase agreements, fair value(b)	27,728,176
Cash	2,993,289
Cash denominated in foreign currencies, fair value(c)	2,726,955
Dividends receivable	4,435,126
Subscriptions receivable	1,009,019
Receivable for investments sold	140,063
Unrealized appreciation on forward foreign currency contracts	51,179
Total Assets	988,977,082
LIABILITIES:
Payable for director fees	4,279
Payable for distribution fees	2,660
Payable for investments purchased	23,562
Payable for other accrued fees	206,243
Payable for shareholder services fees	71,992
Payable to investment adviser	544,459
Payable upon return of securities loaned	27,728,176
Redemptions payable	3,677,750
Total Liabilities	32,259,121
NET ASSETS	$956,717,961
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$12,748,419
Paid-in capital in excess of par	1,048,958,569
Total distributable earnings	(104,989,027)
NET ASSETS	$956,717,961
NET ASSETS BY CLASS
Investor Class	$228,889,522
Class L	$10,314,996
Institutional Class	$717,513,443
CAPITAL STOCK:
Authorized
Investor Class	65,000,000
Class L	15,000,000
Institutional Class	200,000,000
Issued and Outstanding
Investor Class	24,384,437
Class L	1,125,530
Institutional Class	101,974,219
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$9.39
Class L	$9.16
Institutional Class	$7.04
(a) Cost of investments	$1,052,986,169
(b) Cost of repurchase agreements	$27,728,176
(c) Cost of cash denominated in foreign currencies	$2,705,690
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2018
Great-West International Value Fund (formerly Great-West MFS International Value Fund)
INVESTMENT INCOME:
Interest	$353,639
Income from securities lending	198,000
Dividends	31,872,371
Foreign withholding tax	(3,119,321)
Total Income	29,304,689
EXPENSES:
Management fees	7,597,772
Shareholder services fees – Investor Class	960,522
Shareholder services fees – Class L	204,076
Audit and tax fees	62,625
Custodian fees	342,651
Director's fees	18,081
Distribution fees – Class L	145,326
Legal fees	2,762
Pricing fees	9,928
Registration fees	51,011
Shareholder report fees	48,372
Transfer agent fees	11,869
Other fees	2,134
Total Expenses	9,457,129
Less amount waived by investment adviser	47,294
Net Expenses	9,409,835
NET INVESTMENT INCOME	19,894,854
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	225,089,358
Net realized gain on forward foreign currency contracts	1,404,502
Net Realized Gain	226,493,860
Net change in unrealized depreciation on investments and foreign currency translations	(418,812,285)
Net change in unrealized depreciation on forward foreign currency contracts	(2,083,017)
Net Change in Unrealized Depreciation	(420,895,302)
Net Realized and Unrealized Loss	(194,401,442)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(174,506,588)
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
Great-West International Value Fund (formerly Great-West MFS International Value Fund)	2018	2017
OPERATIONS:
Net investment income	$19,894,854	$14,216,601
Net realized gain	226,493,860	42,378,726
Net change in unrealized appreciation (depreciation)	(420,895,302)	222,010,489
Net Increase (Decrease) in Net Assets Resulting from Operations	(174,506,588)	278,605,816
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(50,137,033)	(12,233,327) (a)
Class L	(2,593,074)	(2,422,965) (b)
Institutional Class	(199,458,685)	(47,894,272) (c)
From Net Investment Income and Net Realized Gains	(252,188,792)	(62,550,564)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	107,941,198	122,379,601
Class L	27,365,688	63,959,588
Institutional Class	216,123,549	248,101,086
Shares issued in reinvestment of distributions
Investor Class	50,137,033	12,233,327
Class L	2,593,074	2,422,965
Institutional Class	199,458,685	47,894,272
Shares redeemed
Investor Class	(144,433,304)	(185,383,315)
Class L	(75,475,271)	(13,856,482)
Institutional Class	(292,542,310)	(197,461,147)
Net Increase in Net Assets Resulting from Capital Share Transactions	91,168,342	100,289,895
Total Increase (Decrease) in Net Assets	(335,527,038)	316,345,147
NET ASSETS:
Beginning of year	1,292,244,999	975,899,852
End of year(d)	$956,717,961	$1,292,244,999
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	7,997,280	9,268,277
Class L	2,041,712	5,146,657
Institutional Class	19,900,891	23,269,646
Shares issued in reinvestment of distributions
Investor Class	5,338,319	876,104
Class L	269,883	177,831
Institutional Class	28,325,074	4,211,813
Shares redeemed
Investor Class	(10,551,078)	(13,883,818)
Class L	(5,956,126)	(1,046,784)
Institutional Class	(26,106,474)	(18,050,084)
Net Increase	21,259,481	9,969,642
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
(a)	For the year ended December 31, 2017, total distributions from the Investor Class consisted of net investment income of $3,110,868 and net realized gains of $9,122,459. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(b)	For the year ended December 31, 2017, total distributions from Class L consisted of net investment income of $508,346 and net realized gains of $1,914,619. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(c)	For the year ended December 31, 2017, total distributions from the Institutional Class consisted of net investment income of $16,138,934 and net realized gains of $31,755,338. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(d)	For the year ended December 31, 2017, net assets included undistributed (overdistributed) net investment income of $(2,678,181). The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND (FORMERLY GREAT-WEST MFS INTERNATIONAL VALUE FUND)
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2018	$14.24	0.21	(2.45)	(2.24)	(0.17)	(2.44)	(2.61)	$ 9.39	(15.57%)
12/31/2017	$11.71	0.13	2.95	3.08	(0.14)	(0.41)	(0.55)	$14.24	26.47%
12/31/2016	$11.56	0.12	0.34	0.46	(0.08)	(0.23)	(0.31)	$11.71	3.88%
12/31/2015	$11.08	0.15	0.57	0.72	(0.09)	(0.15)	(0.24)	$11.56	6.45%
12/31/2014	$11.11	0.13	(0.01)	0.12	(0.11)	(0.04)	(0.15)	$11.08	0.99%
Class L
12/31/2018	$13.82	0.18	(2.40)	(2.22)	(0.00) (d)	(2.44)	(2.44)	$ 9.16	(15.91%)
12/31/2017	$11.38	0.09	2.87	2.96	(0.11)	(0.41)	(0.52)	$13.82	26.14%
12/31/2016	$11.21	0.15	0.25	0.40	-	(0.23)	(0.23)	$11.38	3.50%
12/31/2015	$10.80	0.02	0.64	0.66	(0.10)	(0.15)	(0.25)	$11.21	6.07%
12/31/2014	$10.78	0.21	(0.14)	0.07	(0.01)	(0.04)	(0.05)	$10.80	0.61%
Institutional Class
12/31/2018	$11.51	0.20	(1.98)	(1.78)	(0.25)	(2.44)	(2.69)	$ 7.04	(15.30%)
12/31/2017	$ 9.57	0.14	2.42	2.56	(0.21)	(0.41)	(0.62)	$11.51	26.93%
12/31/2016	$ 9.53	0.13	0.28	0.41	(0.14)	(0.23)	(0.37)	$ 9.57	4.26%
12/31/2015 (e)	$10.00	0.06	(0.27)	(0.21)	(0.11)	(0.15)	(0.26)	$ 9.53	(2.12%) (f)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2018	$228,890	1.07%	1.06%	1.53%	76%
12/31/2017	$307,599	1.06%	1.04%	1.00%	14%
12/31/2016	$296,643	1.08%	1.08%	0.98%	22%
12/31/2015	$307,269	1.10%	1.10%	1.30%	29%
12/31/2014	$659,948	1.10%	1.10%	1.14%	29%
Class L
12/31/2018	$ 10,315	1.40%	1.32%	1.36%	76%
12/31/2017	$ 65,907	1.38%	1.34%	0.64%	14%
12/31/2016	$ 5,603	1.41%	1.41%	1.31%	22%
12/31/2015	$ 8,073	1.63%	1.45%	0.19%	29%
12/31/2014	$ 583	3.16%	1.45%	1.95%	29%
Institutional Class
12/31/2018	$717,513	0.71%	0.71%	1.86%	76%
12/31/2017	$918,739	0.71%	0.71%	1.30%	14%
12/31/2016	$673,654	0.72%	0.72%	1.32%	22%
12/31/2015 (e)	$572,020	0.72% (h)	0.72% (h)	0.88% (h)	29%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Not annualized for periods less than one full year.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND (FORMERLY GREAT-WEST MFS INTERNATIONAL VALUE FUND)
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-five funds. Interests in the Great-West International Value Fund (Formerly Great-West MFS International Value Fund) (the Fund) are included herein. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Annual Report - December 31, 2018

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.

Annual Report - December 31, 2018

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 83,044,266	$ 829,335,798	$ —	$ 912,380,064
Preferred Stock	—	22,314,098	—	22,314,098
Short Term Investments	—	42,927,289	—	42,927,289
Total investments, at fair value:	83,044,266	894,577,185	0	977,621,451
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	51,179	—	51,179
Total Assets	$ 83,044,266	$ 894,628,363	$ 0	$ 977,672,629
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Annual Report - December 31, 2018

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2018 and 2017 were as follows:
	2018	2017
Ordinary income	$21,091,627	$19,758,149
Long-term capital gain	231,097,165	42,792,415
	$252,188,792	$62,550,564
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the Fund has reclassified $465,372 from Paid-in capital to Total distributable earnings for December 31, 2018. Net assets of the Fund were unaffected by the reclassifications.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2018, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$—
Undistributed long-term capital gains	2,694,407
Net unrealized appreciation on foreign currency	21,265
Capital loss carryforwards	—
Post-October losses	(639,357)
Net unrealized depreciation	(107,065,342)
Tax composition of capital	$(104,989,027)
The Fund has elected to defer to the next fiscal year the following Post-October losses:
Post-October Ordinary Losses	Post-October Capital Losses
$(639,357)	$—
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2018 were as follows:
Federal tax cost of investments	$1,084,737,972
Gross unrealized appreciation on investments	59,639,117
Gross unrealized depreciation on investments	(166,704,459)
Net unrealized depreciation on investments	$(107,065,342)
Application of Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued ASU No. 2018-13, “Fair-Value Measurement: Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement” (ASU No. 2018-13). ASU No. 2018-13 modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements. The disclosure changes in ASU 2018-13 are effective for the first interim or annual period beginning after December 15, 2019. Early adoption is permitted for any eliminated or modified disclosures. The Fund has evaluated the impact of ASU No. 2018-13 and has adopted the changes into these financial statements. These changes are reflected in Note 1.

Annual Report - December 31, 2018

In October 2018, the SEC amended Regulation S-X to require certain financial statement disclosure requirements to conform them to U.S. GAAP for investment companies. The Fund adopted disclosure requirement changes for Regulation S-X and these changes are reflected throughout this report. The Fund's adoption of those amendments, effective with the financial statements prepared as of December 31, 2018, had no effect on the Fund's financial position or the results of its operations.
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties. These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Collateral or margin requirements are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average notional amount of $50,879,531 in forward contracts for the reporting period.

Annual Report - December 31, 2018

Valuation of derivative investments as of December 31, 2018 is as follows:
	Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$51,179
The effect of derivative investments for the year ended December 31, 2018 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$1,404,502	Net change in unrealized depreciation on forward foreign currency contracts	$(2,083,017)
Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at December 31, 2018.
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Investments Collateral Received	Cash Collateral Pledged (Received)	Net Amount
Derivative Assets (forward contracts)	$51,179	$—	$—	$—	$51,179
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities.

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.67% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.72% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder services fees, distribution fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2019 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.

Annual Report - December 31, 2018

The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At December 31, 2018, the amounts subject to recoupment were as follows:
Expires December 31, 2020	Expires December 31, 2021	Recoupment of Past Reimbursed Fees by the Adviser
$106,837	$47,294	$0
Effective April 27, 2018 the Adviser and Great-West Funds have entered into sub-advisory agreements with LSV Asset Management and Massachusetts Financial Services Company. Prior to that date, the Adviser and Great-West Funds had a sub-advisory agreement with Massachusetts Financial Services Company. The Adviser is responsible for compensating the Sub-Advisers for their services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-five funds for which they serve as directors was $990,000 for the year ended December 31, 2018.
The Fund engaged in cross trade transactions with an affiliated fund pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between affiliated funds. The Board previously adopted procedures that apply to transactions between the funds and its affiliates pursuant to Rule 17a-7. At its regularly scheduled meetings, the Board reviews such transactions as of the most current calendar quarter for compliance with the requirements set forth by Rule 17a-7 and the Fund’s procedures. The procedures require that the transactions be a purchase or sale for no consideration other than cash payment against prompt delivery of a security for which market quotations are readily available, and be consistent with the investment policies of each Fund. During the year ended December 31, 2018, the aggregate cost of purchases, proceeds from sales and realized gain (loss) from sales on investments were $2,345,455, $24,586,617 and $6,629,283, respectively.
5.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $842,971,803 and $1,013,618,088, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
6.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2018, the Fund had securities on loan valued at $21,496,567 and received collateral as reported on the Statement of Assets and Liabilities of $27,728,176 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.

Annual Report - December 31, 2018

Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2018, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
7.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to December 31, 2018, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Annual Report - December 31, 2018

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West International Value Fund (formerly known as the Great-West MFS International Value Fund) (the “Fund”), one of the funds of Great-West Funds, Inc., as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 22, 2019
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
The Fund intends to pass through foreign tax credits of $2,630,769 and has derived gross income from sources within foreign countries amounting to $31,489,346.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2018, 3% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 75	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp & Gold, Inc.	65	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 75	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	65	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 64	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Investment Holdings, LLC; Senior Managing Director, CBIZ MHM, LLC	65	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 59	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Colorado Developmental Disabilities Council; Regional Center Task Force; and Mental Health Center of Denver	65	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 55	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC; Member, Fios Partners LLC, Fios Holdings LLC, Roubaix Capital LLC; and Sole Member, Fios Companies LLC	65	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 56	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and Advised Assets Group, LLC ("AAG"); formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	65	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 56	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	65	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 62	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 44	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A and Great-West Life & Annuity Insurance Company of New York ("GWL&A of NY"); Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 51	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President Investment Accounting and Global Middle Office, GWL&A; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 37	Senior Counsel & Assistant Secretary	Since 2015	Senior Counsel, Products, GWL&A; Senior Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 51	Assistant Treasurer	Since 2007	Director, Investment Operations, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 43	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a sub-adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Invesco Advisers, Inc., the sub-adviser of the Great-West Invesco Small Cap Value Fund, (iii) a mutual fund advised by T. Rowe Price Associates, Inc., the sub-adviser of the Great-West T. Rowe Price Equity Income and Great-West T. Rowe Price Mid Cap Growth Funds, and (iv) a mutual fund advised by J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** Mr. Hillary is the Founder, Chairman and Chief Executive Officer of Independence Capital Asset Partners, LLC (“ICAP”), which has a prime brokerage and institutional trading relationship with Goldman Sachs & Co., the parent company of Goldman Sachs Asset Management, LP, the sub-adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds. ICAP previously was a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of both Franklin Advisers, Inc., a sub-adviser of the Great-West Global Bond Fund, and Franklin Templeton Institutional, LLC, a sub-adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $834,600 for fiscal year 2017 and $1,059,880 for fiscal year 2018.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $50,000 for fiscal year 2017 and $60,000 for fiscal year 2018. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2017 and $0 for fiscal year 2018.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2017 equaled $1,480,500 and for fiscal year 2018 equaled $1,167,000.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant's Form N-CSRs filed on March 1, 2017 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:February 22, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:February 22, 2019
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 22, 2019